Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks (Note 1.8)	$ 33,687,553	$ 16,384,924	$ 14,795,794
Cash	4,789,701	4,486,951	3,463,786
Financial institutions and correspondents
Argentine Central Bank	27,388,784	10,408,716	10,358,422
Other local financial institutions	1,498,669	1,415,251	937,828
Others	10,399	74,006	35,758
Debt Securities at fair value through profit or loss (Note 1.8, 6 and 17)	15,112,115	16,837,925	782,547
Derivatives (Note 6 and 11)	15,924	39,740	52,152
Repo transactions (Note 10)		4,945,864
Other financial assets (Note 1.8, 6 and 17)	1,698,054	2,388,795	3,458,243
Loans and other financing (Note 6 and 26)	77,208,464	87,108,670	69,996,876
To the non-financial public sector	32,802	48,143	7,934
To the financial sector	398,551	586,358	710,798
To the Non-Financial Private Sector and Foreign residents	76,777,111	86,474,169	69,278,144
Other debt securities (Note 1.8, 6 and 17)	4,311,095	529,891	3,802,747
Financial assets in guarantee (Note 6 and 17)	2,007,217	1,921,219	2,699,392
Current income tax assets	592,058	180,458
Inventories (Note 17)	69,918	156,306	55,829
Investments in equity instruments (Note 6 and 17)	10,404	68,881	6,197
Property, plant and equipment (Note 14)	2,183,734	2,060,551	1,630,618
Investment Property (Note 15)	413,357	287,072	887,242
Intangible assets (Note 16)	2,710,837	459,420	639,705
Deferred income tax assets (Note 5)	821,818	1,156,980	985,294
Non-current assets held for sale	2,800
Other non-financial assets (Nota 17)	888,648	703,454	328,103
TOTAL ASSETS	141,733,996	135,230,150	100,120,739
LIABILITIES
Deposits	94,906,014	83,284,983	66,075,709
Non-financial public sector	11,105,477	9,112,185	4,767,148
Financial sector	25,236	23,183	20,902
Non-financial private sector and foreign residents	83,775,301	74,149,615	61,287,659
Liabilities at fair value through profit or loss (Note 6 and 17)	268,086
Derivatives (Note 6 and 11)	94,222
Repo transactions (Note 10)			1,088,747
Other financial liabilities (Note 6 and 17)	4,267,239	5,774,555	5,584,663
Financing received from the Argentine Central Bank and other financial institutions (Note 6 and 17)	8,032,837	5,205,766	3,161,327
Unsubordinated negotiable Obligations (Note 6 and 24)	9,307,171	12,681,237	3,775,525
Current income tax liability	791,272	1,217,961	1,022,463
Subordinated negotiable obligations (Note 6 and 24)	1,383,817	1,012,661	2,540,433
Provisions (Note 17)	86,915	118,357	117,231
Deferred income tax liabilities (Note 5)	223,351	29,808	14,587
Other non-financial liabilities (Note 17)	5,404,998	5,613,054	4,689,194
TOTAL LIABILITIES	124,765,922	114,938,382	88,069,879
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company	16,953,987	20,069,467	11,719,477
Shareholders' Equity attributable to non-controlling interests	14,087	222,301	331,383
TOTAL SHAREHOLDERS' EQUITY	$ 16,968,074	$ 20,291,768	$ 12,050,860	$ 12,050,860